Software Development Costs, net (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Research and Development [Abstract]
Software development costs	$ 89,468	$ 67,289
Less: accumulated amortization	(43,035)	(30,329)
Software development costs, net	$ 46,433	$ 36,960